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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number 811-08786


               Pioneer Equity Income VCT Portfolio Class II Shares (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


      Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30


Date of reporting period:  January 1, 2003 through June 30, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

[PIONEER INVESTMENTS(R) LOGO]


PIONEER VARIABLE CONTRACTS TRUST

PIONEER EQUITY INCOME VCT PORTFOLIO -- CLASS II SHARES


SEMIANNUAL
REPORT

JUNE 30, 2003

                                                PIONEER VARIABLE CONTRACTS TRUST

TABLE OF CONTENTS

Pioneer Equity Income VCT Portfolio

   Portfolio and Performance Update                                    2

   Portfolio Management Discussion                                     3

   Schedule of Investments                                             4

   Financial Statements                                                7

   Notes to Financial Statements                                      11

PIONEER EQUITY INCOME VCT PORTFOLIO             PIONEER VARIABLE CONTRACTS TRUST

PORTFOLIO AND PERFORMANCE UPDATE 6/30/03

[CHART]

PORTFOLIO DIVERSIFICATION
(As a percentage of total investment portfolio)

U.S. Common Stocks                                       91.6%
Temporary Cash Investments                                5.4%
U.S. Convertible Securities                               3.0%

[CHART]

SECTOR DISTRIBUTION
(As a percentage of equity holdings)

Financials                                               23.2%
Utilities                                                15.3%
Industrials                                              12.0%
Consumer Discretionary                                   11.6%
Energy                                                   11.0%
Consumer Staples                                          8.2%
Health Care                                               7.4%
Telecommunication Services                                5.1%
Materials                                                 4.1%
Information Technology                                    2.1%

FIVE LARGEST HOLDINGS
(As a percentage of equity holdings)

   1.  Paccar, Inc.                                      4.32%
   2.  ChevronTexaco Corp.                               4.12
   3.  ConocoPhillips, Inc.                              3.56
   4.  Exxon Mobil Corp.                                 3.36
   5.  Constellation Energy Group                        2.86

Holdings will vary for other periods. They exclude money market instruments.

PRICES AND DISTRIBUTIONS--CLASS II SHARES

                                           6/30/03        12/31/02
Net Asset Value per Share                  $ 16.22        $ 15.18

DISTRIBUTIONS PER SHARE                   SHORT-TERM      LONG-TERM
(1/1/03 - 6/30/03)           DIVIDENDS    CAPITAL GAINS   CAPITAL GAINS
                             $ 0.160      $     -         $     -

PERFORMANCE OF A $10,000 INVESTMENT--CLASS II SHARES

The following chart shows the change in value of an investment made in PIONEER EQUITY INCOME VCT PORTFOLIO at net asset value, compared to that of the Russell 1000 Value Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[CHART]

             PIONEER EQUITY INCOME   RUSSELL 1000
             VCT PORTFOLIO*          VALUE INDEX+
3/31/1995             $ 10,000         $ 10,000
                      $ 12,003         $ 12,632
                      $ 13,791         $ 15,366
6/30/1997             $ 18,591         $ 20,773
                      $ 22,355         $ 24,021
6/30/1999             $ 22,256         $ 25,787
                      $ 25,480         $ 27,597
6/30/2001             $ 23,659         $ 26,054
                      $ 19,862         $ 22,010
6/30/2003             $ 21,447         $ 24,555

+ Index comparison begins 2/28/95. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. Portfolio returns are based on net asset value and do not reflect any annuity-related costs. You cannot invest directly in any Index.

     Past performance does not guarantee future results. Returns and principal values fluctuate so that your investment, when redeemed, may be worth more or less than its original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

[SIDENOTE]

AVERAGE ANNUAL TOTAL RETURNS+
(As of June 30, 2003)

NET ASSET VALUE*

Life-of-Class                   9.95%
5 Years                         0.76%
1 Year                         -3.91%

All total returns shown assume reinvestment of distributions at net asset value.

+ The performance of Class II shares for the period prior to the commencement of operations of Class II shares on September 14, 1999 is based on the performance of Class I shares, reduced to reflect the higher distribution fees of Class I shares.

* Portfolio performance does not reflect any variable contract fees, expenses or sales charges. If they had been included, performance would have been lower. See the pages that comprise the inside cover of this report for performance net of any contract fees, expenses or sales charges.

PIONEER EQUITY INCOME VCT PORTFOLIO             PIONEER VARIABLE CONTRACTS TRUST

PORTFOLIO MANAGEMENT DISCUSSION 6/30/03

In the following discussion, John Carey, portfolio manager of Pioneer Equity Income VCT Portfolio, reviews the Portfolio's performance and the investment environment over the first half of 2003.

Q: HOW DID PIONEER EQUITY INCOME VCT PORTFOLIO PERFORM OVER THE SIX-MONTH PERIOD
   ENDED JUNE 30, 2003?

A: For the six months ended June 30, 2003, Class II shares of Pioneer Equity
   Income VCT Portfolio returned 7.98% at net asset value. The Portfolio's benchmark, the Russell 1000 Value Index returned 11.57% over the same period.

Q: PLEASE DESCRIBE THE INVESTMENT BACKDROP OVER THE PERIOD.

A: While the first quarter of the year was marked by the war in Iraq and declining equity markets, the second quarter looked much brighter. Heartened by the U.S. success in Iraq, continued low interest rates, new federal tax cuts and improved corporate earnings, investors flocked back to the stock market in the second quarter. Prices rose sharply from the depressed levels of earlier in the year. At the margins there was intense speculative activity in many "deep value" and "turnaround" stocks, and an increase in merger-and-acquisition transactions also captivated investors.

Q: WHAT HELPED AND WHAT HINDERED RESULTS?

A: For the six months ended June 30, 2003, the greatest contributor to performance was our security selection in industrials. PACCAR, the heavy-truck manufacturer, contributed to relative performance by returning 48% year-to-date.

   Also contributing positively to relative performance during the period was our security selection in the energy sector. Our overweight in ConocoPhillips helped as the company returned over 15% during the first six months of the year. Our position in Exxon Mobil also contributed to performance.

   Our security selection in the consumer discretionary sector detracted from relative performance. Eastman Kodak lost almost 20% during the period, on reduced profit forecasts due to the SARS epidemic in Asia, which detracted from film sales. Our low weighting and security selection within the strong-performing information technology sector also detracted from performance. Diebold, one of the world's largest producers of ATMs and related software, performed poorly.

   Other weak performers included Johnson & Johnson, Roanoke Electric Steel and Sara Lee. Also, not owning tobacco stocks in a quarter in which they outperformed detracted from performance.

Q: WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO OVER THE PERIOD?

A: Following Microsoft's new focus on dividends, we added shares of that dominant software company. Rising farm income also led us to initiate a position in Deere, the most important agricultural-equipment manufacturer. Other securities added in the six-month period were Coca-Cola, Charter One Financial and Simon DeBartolo Group.

   Sold during the first six months of the year were 3M and Fifth Third Bancorp, both of which reached our price targets. Less happy were our experiences with Schering-Plough, Duke Energy, Dell and Nicor, all of which we sold following disappointing corporate developments. In the case of American Water Works, we sold at a profit in a cash acquisition offer.

Q: WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF THE YEAR?

A: We are optimistic for the rest of the year, though we have several concerns.
   The high prices of oil and natural gas may become a drag on corporate profitability as the year progresses. We are also watching the bond market closely and are wondering about the effects of rising longer-term rates on housing, mortgage-finance companies and insurance companies with large bond portfolios. Finally, we expect the dollar to stabilize and even strengthen somewhat against the Euro and so do not think that a boost to earnings from the weak dollar will persist.

THE PRECEDING INFORMATION IS THE OPINION OF FUND MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

[SIDENOTE]

The Portfolio's investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses; otherwise, returns would have been lower.

PIONEER EQUITY INCOME VCT PORTFOLIO             PIONEER VARIABLE CONTRACTS TRUST

SCHEDULE OF INVESTMENTS 6/30/03 (UNAUDITED)

SHARES                                                                     VALUE
               CONVERTIBLE PREFERRED STOCKS - 2.6%
               TRANSPORTATION - 0.8%
               RAILROADS - 0.8%
      29,347   Union Pacific Capital Trust, 6.25%,
               4/1/28(144A)                                         $   1,471,018
                                                                    -------------
               TOTAL TRANSPORTATION                                 $   1,471,018
                                                                    -------------

               AUTOMOBILES & COMPONENTS - 0.7%
               AUTOMOBILE MANUFACTURERS - 0.7%
       2,600   General Motors, 5.25%, 3/6/32                        $      57,850
      25,600   Ford Capital Trust, 6.5%, 1/15/32                        1,108,736
                                                                    -------------
               TOTAL AUTOMOBILES & COMPONENTS                       $   1,166,586
                                                                    -------------

               SOFTWARE & SERVICES - 1.1%
               DATA PROCESSING & OUTSOURCED SERVICES - 1.1%
      94,700   Electronic Data, 7.625%, 8/17/04                     $   2,071,563
                                                                    -------------
               TOTAL SOFTWARE & SERVICES                            $   2,071,563
                                                                    -------------
               TOTAL CONVERTIBLE PREFERRED STOCKS
                 (Cost $7,228,993)                                  $   4,709,167
                                                                    -------------

PRINCIPAL
AMOUNT
               CONVERTIBLE CORPORATE BONDS - 0.4%
               RETAILING - 0.1%
               APPAREL RETAIL - 0.1%
$    200,000   Gap Inc., 5.75%, 3/15/09                             $     268,750
                                                                    -------------
               TOTAL RETAILING                                      $     268,750
                                                                    -------------

               TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%
               ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.3%
     480,000   Veeco Instruments, 4.125%, 12/21/08                  $     439,200
                                                                    -------------
               TOTAL TECHNOLOGY HARDWARE & EQUIPMENT                $     439,200
                                                                    -------------
               TOTAL CONVERTIBLE CORPORATE BONDS
                 (Cost $696,442)                                    $     707,950
                                                                    -------------

SHARES
               COMMON STOCKS - 91.6%
               ENERGY - 10.4%
               INTEGRATED OIL & GAS - 10.4%
      98,300   ChevronTexaco Corp.                                  $   7,097,260
     111,865   CononcoPhillips, Inc.                                    6,130,202
     161,066   Exxon Mobil Corp.                                        5,783,880
                                                                    -------------
               TOTAL ENERGY                                         $  19,011,342
                                                                    -------------

               MATERIALS - 3.9%
               COMMODITY CHEMICALS - 2.2%
      50,300   Air Products & Chemicals, Inc.                       $   2,092,480
      25,000   Dow Chemical Co.                                           774,000
      27,341   E.I. du Pont de Nemours and Co.                          1,138,479
                                                                    -------------
                                                                    $   4,004,959
                                                                    -------------

SHARES                                                                     VALUE
               DIVERSIFIED CHEMICALS - 0.7%
      25,300   PPG Industries, Inc.                                 $   1,283,722
                                                                    -------------

               PAPER PRODUCTS - 0.4%
      25,800   Meadwestvaco Corp.                                   $     637,260
                                                                    -------------

               STEEL - 0.6%
      19,600   Nucor Corp.                                          $     957,460
      20,050   Roanoke Electric Steel Corp.                               150,175
                                                                    -------------
                                                                    $   1,107,635
                                                                    -------------
               TOTAL MATERIALS                                      $   7,033,576
                                                                    -------------

               CAPITAL GOODS - 7.8%
               AEROSPACE & DEFENSE - 2.7%
      51,600   Boeing Co.                                           $   1,770,912
      43,200   General Dynamics Corp.                                   3,132,000
                                                                    -------------
                                                                    $   4,902,912
                                                                    -------------

               ELECTRICAL COMPONENTS & EQUIPMENT - 1.2%
      43,900   Emerson Electric Co.                                 $   2,243,290
                                                                    -------------

               INDUSTRIAL CONGLOMERATES - 2.6%
      10,300   Illinois Tool Works, Inc.                            $     678,255
      27,900   Johnson Controls, Inc.                                   2,388,240
      22,200   United Technologies Corp.                                1,572,426
                                                                    -------------
                                                                    $   4,638,921
                                                                    -------------

               INDUSTRIAL MACHINERY - 1.3%
      25,000   Deere & Co.                                          $   1,142,500
      22,000   Gorman-Rupp Co.                                            528,000
      37,200   The Timken Co.                                             651,372
                                                                    -------------
                                                                    $   2,321,872
                                                                    -------------
               TOTAL CAPITAL GOODS                                  $  14,106,995
                                                                    -------------

               TRANSPORTATION - 1.6%
               RAILROADS - 1.6%
      26,500   Burlington Northern, Inc.                            $     753,660
      42,500   Norfolk Southern Corp.                                     816,000
      56,800   Philadelphia Suburban Corp.                              1,384,784
                                                                    -------------
               TOTAL TRANSPORTATION                                 $   2,954,444
                                                                    -------------

               AUTOMOBILES & COMPONENTS - 4.1%
               AUTOMOBILE MANUFACTURERS - 4.1%
     110,450   PACCAR, Inc.                                         $   7,446,539
                                                                    -------------
               TOTAL AUTOMOBILES & COMPONENTS                       $   7,446,539
                                                                    -------------

               CONSUMER DURABLES & APPAREL - 0.4%
               PHOTOGRAPHIC PRODUCTS - 0.4%
      27,800   Eastman Kodak Co.                                    $     760,330
                                                                    -------------
               TOTAL CONSUMER DURABLES & APPAREL                    $     760,330
                                                                    -------------

   The accompanying notes are an integral part of these financial statements.

SHARES                                                                     VALUE
               MEDIA - 4.2%
               MOVIES & ENTERTAINMENT - 2.0%
     132,400   Cedar Fair, L.P.                                     $   3,707,200
                                                                    -------------

               PUBLISHING - 2.2%
      40,500   McGraw-Hill Co., Inc.                                $   2,511,000
      29,900   Tribune Co.                                              1,444,170
                                                                    -------------
                                                                    $   3,955,170
                                                                    -------------
               TOTAL MEDIA                                          $   7,662,370
                                                                    -------------

               RETAILING - 1.5%
               DEPARTMENT STORES - 0.8%
      62,825   May Department Stores Co.                            $   1,398,485
                                                                    -------------

               GENERAL MERCHANDISE STORES - 0.7%
      40,300   Sears, Roebuck and Co.                               $   1,355,692
                                                                    -------------
               TOTAL RETAILING                                      $   2,754,177
                                                                    -------------

               FOOD, BEVERAGE & TOBACCO - 6.5%
               PACKAGED FOODS & MEATS - 4.7%
     147,500   Campbell Soup Co.                                    $   3,613,750
      22,200   General Mills, Inc.                                      1,052,502
      64,100   H.J. Heinz Co., Inc.                                     2,114,018
      96,900   Sara Lee Corp.                                           1,822,689
                                                                    -------------
                                                                    $   8,602,959
                                                                    -------------

               SOFT DRINKS - 1.8%
      12,900   The Coca-Cola Co.                                    $     598,689
      58,600   PepsiCo, Inc.                                            2,607,700
                                                                    -------------
                                                                    $   3,206,389
                                                                    -------------
               TOTAL FOOD, BEVERAGE & TOBACCO                       $  11,809,348
                                                                    -------------

               HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
               HOUSEHOLD PRODUCTS - 1.2%
      39,200   Colgate-Palmolive Co.                                $   2,271,640
                                                                    -------------
               TOTAL HOUSEHOLD & PERSONAL PRODUCTS                  $   2,271,640
                                                                    -------------

               HEALTH CARE EQUIPMENT & SERVICES - 4.4%
               HEALTH CARE DISTRIBUTORS & SERVICES - 3.6%
      88,900   Abbott Laboratories                                  $   3,890,264
      50,600   Johnson & Johnson Co.                                    2,616,020
                                                                    -------------
                                                                    $   6,506,284
                                                                    -------------

               HEALTH CARE EQUIPMENT - 0.8%
      38,200   Becton, Dickinson & Co.                              $   1,484,070
                                                                    -------------
               TOTAL HEALTH CARE EQUIPMENT & SERVICES               $   7,990,354
                                                                    -------------

               PHARMACEUTICALS & BIOTECHNOLOGY - 2.6%
               PHARMACEUTICALS - 2.6%
      27,900   Eli Lilly & Co.                                      $   1,924,263
      47,300   Merck & Co., Inc.                                        2,864,015
                                                                    -------------
               TOTAL PHARMACEUTICALS & BIOTECHNOLOGY                $   4,788,278
                                                                    -------------

               BANKS - 11.0%
               DIVERSIFIED BANKS - 4.1%
     154,900   Charter One Financial, Inc.                          $   4,829,782
      53,700   Wells Fargo & Co.                                        2,706,480
                                                                    -------------
                                                                    $   7,536,262
                                                                    -------------

               REGIONAL BANKS - 6.3%
      62,200   First Tennessee National Corp.                       $   2,731,202
      87,300   National City Corp.                                      2,855,583
      75,200   SouthTrust Corp.                                         2,045,440
      63,000   SunTrust Banks, Inc.                                     3,738,420
                                                                    -------------
                                                                    $  11,370,645
                                                                    -------------

               THRIFTS & MORTGAGE FINANCE - 0.6%
      24,800   Washington Mutual, Inc.                              $   1,024,240
                                                                    -------------
               TOTAL BANKS                                          $  19,931,147
                                                                    -------------

               DIVERSIFIED FINANCIALS - 5.7%
               ASSET MANAGEMENT & CUSTODY BANKS - 2.4%
      26,800   Eaton Vance Corp.                                    $     846,880
      93,700   T. Rowe Price Associates, Inc.                           3,537,175
                                                                    -------------
                                                                    $   4,384,055
                                                                    -------------

               INVESTMENT BANKING & BROKERAGE - 1.6%
      43,100   A.G. Edwards, Inc.                                   $   1,474,020
      32,500   Merrill Lynch & Co., Inc.                                1,517,100
                                                                    -------------
                                                                    $   2,991,120
                                                                    -------------

               OTHER DIVERSIFIED FINANCE SERVICES - 1.7%
      83,800   Alliance Capital Management L.P.                     $   3,058,700
                                                                    -------------
               TOTAL DIVERSIFIED FINANCIALS                         $  10,433,875
                                                                    -------------

               INSURANCE - 3.3%
               PROPERTY & CASUALTY INSURANCE - 3.3%
      51,600   Chubb Corp.                                          $   3,096,000
      26,800   Safeco Corp.                                               945,504
      53,900   St. Paul Companies, Inc.                                 1,967,889
                                                                    -------------
               TOTAL INSURANCE                                      $   6,009,393
                                                                    -------------

               REAL ESTATE - 2.0%
               REAL ESTATE INVESTMENT TRUSTS - 2.0%
      62,000   Equity Office Properties Trust                       $   1,674,620
      51,600   Simon DeBartolo Group, Inc.                              2,013,948
                                                                    -------------
               TOTAL REAL ESTATE                                    $   3,688,568
                                                                    -------------

               SOFTWARE & SERVICES - 0.4%
               APPLICATION SOFTWARE - 0.4%
      31,000   Microsoft Corp.                                      $     793,910
                                                                    -------------
               TOTAL SOFTWARE & SERVICES                            $     793,910
                                                                    -------------

   The accompanying notes are an integral part of these financial statements.

SHARES                                                                     VALUE
               TECHNOLOGY HARDWARE & EQUIPMENT - 1.3%
               COMPUTER HARDWARE - 1.3%
      44,300   Diebold, Inc.                                        $   1,915,975
       6,200   IBM Corp. *                                                511,500
                                                                    -------------
               TOTAL TECHNOLOGY HARDWARE & EQUIPMENT                $   2,427,475
                                                                    -------------

               TELECOMMUNICATION SERVICES - 4.8%
               INTEGRATED TELECOMMUNICATION SERVICES - 4.8%
      36,100   Alltel Corp.                                         $   1,740,742
      98,500   BellSouth Corp.                                          2,623,055
     169,800   SBC Communications, Inc.                                 4,338,390
                                                                    -------------
               TOTAL TELECOMMUNICATION SERVICES                     $   8,702,187
                                                                    -------------

               UTILITIES - 14.4%
               ELECTRIC UTILITIES - 9.3%
      55,800   American Electric Power Co., Inc.                    $   1,664,514
     143,500   Constellation Energy Group                               4,922,050
      41,300   Consolidated Edison, Inc.                                1,787,464
      33,000   FPL Group, Inc.                                          2,206,050
      90,900   Great Plains Energy, Inc.                                2,625,192
      64,000   NSTAR                                                    2,915,200
      23,700   Southern Co.                                               738,492
                                                                    -------------
                                                                    $  16,858,962
                                                                    -------------

               GAS UTILITIES - 4.8%
     105,900   KeySpan Energy Corp.                                 $   3,754,155
     105,900   Questar Corp.                                            3,544,473
      61,100   Vectren Corp.                                            1,530,554
                                                                    -------------
                                                                    $   8,829,182
                                                                    -------------

               MULTI-UTILITIES & UNREGULATED POWER - 0.3%
      25,800   Consol Energy Inc.                                   $     586,692
                                                                    -------------
               TOTAL UTILITIES                                      $  26,274,836
                                                                    -------------
               TOTAL COMMON STOCKS
                 (Cost $150,869,607)                                $ 166,850,784
                                                                    -------------

PRINCIPAL
AMOUNT                                                                     VALUE
               TEMPORARY CASH INVESTMENTS - 5.4%
               REPURCHASE AGREEMENT - 3.7%
$  6,800,000   Credit Suisse First Boston, Inc., 1.08%,
                 dated 6/30/03, repurchase price of
                 $6,800,000 plus accrued interest
                 on 7/1/03 collateralized by $6,481,000
                 U.S. Treasury Bonds, 11.875%, 11/15/03             $   6,800,000
                                                                    -------------

               SECURITY LENDING COLLATERAL - 1.7%
$  3,166,730   Securities Lending Investment Fund, 1.21%            $   3,166,730
                                                                    -------------
               TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost $9,966,730)                                  $   9,966,730
                                                                    -------------
               TOTAL INVESTMENT IN SECURITIES - 100%
                 (Cost $168,761,773)                                $ 182,234,631
                                                                    =============

*     Non-income producing security.
144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2003, the value of these securities amounted to $1,471,018 or 0.8% of total net assets.

   The accompanying notes are an integral part of these financial statements.

PIONEER EQUITY INCOME VCT PORTFOLIO             PIONEER VARIABLE CONTRACTS TRUST

FINANCIAL HIGHLIGHTS

                                               SIX MONTHS
                                                  ENDED                                                         9/14/99
                                                 6/30/03         YEAR ENDED     YEAR ENDED     YEAR ENDED         TO
CLASS II                                       (UNAUDITED)         12/31/02       12/31/01      12/31/00       12/31/99
Net asset value, beginning of period           $     15.18       $    18.49     $    21.37     $    20.82     $     21.29
                                               -----------       ----------     ----------     ----------     -----------
Increase (decrease) from investment
  operations:
  Net investment income (loss)                 $      0.14       $     0.31     $     0.34     $     0.29     $      0.08
  Net realized and unrealized gain (loss)
   on investments                                     1.06            (3.25)         (1.84)          2.45           (0.43)
                                               -----------       ----------     ----------     ----------     -----------
  Net increase (decrease) from investment
    operations                                 $      1.20       $    (2.94)    $    (1.50)    $     2.74     $     (0.35)
Distributions to shareowners:
  Net investment income                              (0.16)           (0.37)         (0.32)         (0.45)          (0.12)
  Net realized gain                                      -                -          (1.06)         (1.74)
                                               -----------       ----------     ----------     ----------     -----------
Net increase (decrease) in net asset value     $      1.04       $    (3.31)    $    (2.88)    $     0.55     $     (0.47)
                                               -----------       ----------     ----------     ----------     -----------
Net asset value, end of period                 $     16.22       $    15.18     $    18.49     $    21.37     $     20.82
                                               ===========       ==========     ==========     ==========     ===========
Total return*                                         7.98%          (16.05)%        (7.15)%        14.49%          (1.65)%
Ratio of net expenses to average
  net assets+                                         1.48%**          1.07%          1.02%          0.96%           0.96%
Ratio of net investment income to average
  net assets+                                         3.09%**          2.25%          1.77%          1.99%           1.90%
Portfolio turnover rate                                 14%**            12%            13%            13%             23%
Net assets, end of period (in thousands)       $    39,750       $   27,084     $   17,948     $    8,456     $       178
Ratios with no waiver of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                        1.48%**          1.07%          1.02%          0.96%           0.96%**
  Net investment income                               3.09%**          2.25%          1.77%          1.99%           1.90%**
Ratios with waiver of management fees
  and assumption of expenses by PIM and
  reduction for fees paid indirectly:
  Net expenses                                        1.48%**          1.07%          1.02%          0.96%           0.96%**
  Net investment income                               3.09%**          2.25%          1.77%          1.99%           1.90%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

PIONEER EQUITY INCOME VCT PORTFOLIO             PIONEER VARIABLE CONTRACTS TRUST

BALANCE SHEET 6/30/03 (UNAUDITED)

                                                                     PIONEER
                                                                      EQUITY
                                                                      INCOME
                                                                  VCT PORTFOLIO
ASSETS:
  Investment in securities, at value, (including securities
   loaned of $3,039,048) (cost $168,761,773)                      $  182,234,631
  Cash                                                                    83,530
  Cash held as collateral for furtures contracts                               -
  Foreign currencies, at value                                                 -
  Receivables -
    Investment securities sold                                                 -
    Fund shares sold                                                     513,540
    Variation margin                                                           -
    Dividends, interest and foreign taxes withheld                       314,067
    Forward foreign currency settlement contracts, net                         -
    Forward foreign currency portfolio hedge contracts,
     open-net                                                                  -
    Due from Pioneer Investment Management, Inc.                               -
  Other                                                                      493
                                                                  --------------
      Total assets                                                $  183,146,261
                                                                  --------------

LIABILITIES:
  Payables -
    Investment securities purchased                               $            -
    Fund shares repurchased                                              143,403
    Dividends
    Upon return for securities loaned                                  3,166,730
    Variation margin                                                           -
    Forward foreign currency settlement contracts, net                         -
    Forward foreign currency portfolio hedge contracts, net                    -
  Due to bank                                                                  -
  Due to affiliates                                                      114,964
  Accrued expenses                                                        66,809
  Other                                                                        -
                                                                  --------------
      Total liabilities                                           $    3,491,906
                                                                  --------------

NET ASSETS:
  Paid-in capital                                                 $  180,837,354
  Accumulated net investment income (loss)                             1,250,792
  Accumulated undistributed net realized gain (loss)                 (15,906,649)
  Net unrealized gain (loss) on:
    Investments                                                       13,472,858
    Futures contracts                                                          -
    Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies                         -
                                                                  --------------
      Total net assets                                            $  179,654,355
                                                                  --------------

NET ASSET VALUE PER SHARE:
  CLASS I:
  (Unlimited number of shares authorized)
  Net assets                                                      $  139,904,568
  Shares outstanding                                                   8,661,488
                                                                  --------------
  Net asset value per share                                       $        16.15
  CLASS II:
    (Unlimited number of shares authorized)
    Net assets                                                    $   39,749,787
    Shares outstanding                                                 2,450,165
                                                                  --------------
    Net asset value per share                                     $        16.22

   The accompanying notes are an integral part of these financial statements.

PIONEER EQUITY INCOME VCT PORTFOLIO             PIONEER VARIABLE CONTRACTS TRUST

STATEMENT OF OPERATIONS (UNAUDITED)

                                                                      PIONEER
                                                                  EQUITY INCOME
                                                                  VCT PORTFOLIO

                                                                    SIX MONTHS
                                                                       ENDED
                                                                     6/30/03
INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $0)                 $    2,628,343
  Interest (net of foreign taxes withheld of $0)                          70,465
  Income on securities loaned, net                                         1,297
  Other                                                                        -
                                                                  --------------
      Total investment income                                     $    2,700,105
                                                                  --------------

EXPENSES:
  Management fees                                                 $      520,165
  Transfer agent fees                                                      1,022
  Distribution fees (Class II)                                            39,191
  Administrative fees                                                     32,049
  Custodian fees                                                          20,059
  Professional fees                                                       11,081
  Printing                                                                76,718
  Fees and expenses of nonaffiliated trustees                              1,389
  Miscellaneous                                                            6,444
                                                                  --------------
     Total expenses                                               $      708,118
     Less management fees waived and expenses assumed
       by Pioneer Investment Management, Inc.                                  -
     Less fees paid indirectly                                                 -
                                                                  --------------
     Net expenses                                                 $      708,118
                                                                  --------------
       Net investment income (loss)                               $    1,991,987
                                                                  --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS, FUTURES CONTRACTS AND
  FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
    Investments                                                   $   (1,143,505)
    Futures contracts                                                          -
    Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies                         -
                                                                  --------------
                                                                  $   (1,143,505)
                                                                  --------------
  Change in net unrealized gain or loss from:
    Investments                                                   $   12,277,967
    Futures contracts                                                          -
    Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies                         -
                                                                  --------------
                                                                  $   12,277,967
                                                                  --------------
  Net gain (loss) on investments, futures contracts
   and foreign currency transactions                              $   11,134,462
                                                                  ==============
  Net increase (decrease) in net assets resulting
   from operations                                                $   13,126,449
                                                                  ==============

   The accompanying notes are an integral part of these financial statements.

PIONEER EQUITY INCOME VCT PORTFOLIO             PIONEER VARIABLE CONTRACTS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                            PIONEER EQUITY INCOME
                                                                VCT PORTFOLIO

                                                          SIX MONTHS
                                                             ENDED            YEAR
                                                            6/30/03          ENDED
                                                          (UNAUDITED)       12/31/02
FROM OPERATIONS:
  Net investment income (loss)                           $   1,991,987    $   4,268,983
  Net realized gain (loss) on investments                   (1,143,505)      (8,261,714)
  Change in net unrealized gain or loss
    on investments, futures contracts and
    foreign currency transactions                           12,277,967      (27,486,806)
                                                         -------------    -------------
    Net increase (decrease) in net assets
      resulting from operations                          $  13,126,449    $ (31,479,537)
                                                         -------------    -------------

DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
   Class I                                               $  (1,538,543)   $  (3,650,009)
   Class II                                                   (351,917)        (551,010)
Net realized gain
   Class I                                                           -                -
   Class II                                                          -                -
Tax return of capital
   Class I                                                           -                -
   Class II                                                          -                -
                                                         -------------    -------------
      Total distributions to shareowners                 $  (1,890,460)   $  (4,201,019)
                                                         -------------    -------------

FROM FUND SHARE TRANSACTIONS:
  Net proceeds from sale of shares                       $  24,000,663    $  49,351,660
  Reinvestment of distributions                              1,890,691        4,201,019
  Cost of shares repurchased                               (17,814,481)     (39,497,483)
                                                         -------------    -------------
      Net increase (decrease) in net assets
        resulting from fund share transactions           $   8,076,873    $  14,055,196
                                                         -------------    -------------
      Net increase (decrease) in net assets              $  19,312,862    $ (21,625,360)
                                                         -------------    -------------

NET ASSETS:
  Beginning of period                                    $ 160,341,493    $ 181,966,853
                                                         -------------    -------------
  End of period                                          $ 179,654,355    $ 160,341,493
                                                         =============    =============
  Accumulated undistributed/(distributions in
    excess of) net investment income (loss)              $   1,250,792    $   1,149,345
                                                         =============    =============

   The accompanying notes are an integral part of these financial statements.

PIONEER EQUITY INCOME VCT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS 6/30/03 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of sixteen separate portfolios (collectively, the Portfolios, individually the Portfolio) as follows:

PORTFOLIOS:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio) Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio
   Pioneer Mid Cap Value VCT Portfolio (Mid-Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity-Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio) Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio)
   Pioneer Value VCT Portfolio (Value Portfolio) (class II only)

Portfolio shares may be purchased by insurance companies for the purpose of Equity Income variable annuity or variable life insurance contracts, and may also be purchased by qualified pension and retirement plans.

The investment objective of Equity Income Portfolio is to seek capital appreciation.

The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A. SECURITY VALUATION

   Security transactions are recorded as of trade date. Net asset values for the portfolios are computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The value of such securities used in computing the net asset value of the Portfolio's shares, based on the last sale price on the principal exchange where they traded, are determined as of such times.

   Fixed income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Temporary cash investments are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. All discounts/premiums are accreted/amortized for financial reporting purposes.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. FUTURES CONTRACTS

   The Portfolios may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Portfolios are required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts

   ("variation margin") are paid or received by the Portfolios, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolios as unrealized gains or losses. When the contract is closed, the Portfolios realize a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Portfolios.

   Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Portfolio's hedging and trading strategies and potentially result in a loss. As of June 30, 2003, Equity Income Portfolio had no open contracts.

C. FOREIGN CURRENCY TRANSLATION

   The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

D. FORWARD FOREIGN CURRENCY CONTRACTS

   The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolios' financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

E. TAXES

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2002, Equity Income VCT Portfolio had a capital loss carryforward of $12,735,231, which will expire between 2009 and 2010 if not utilized.

   The Portfolio elected to defer $2,027,913 of capital losses recognized between November 1, 2002 and December 31, 2002 to its fiscal year ending December 31, 2003.

   The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2002 and the distributions paid during the year ended December 31, 2002 on a tax basis as of December 31, 2002. The tax character of current year distributions will be determined at the end of the current fiscal year. These amounts do not include the capital loss carryforward detailed above.

                                                PIONEER
                                               STRATEGIC
                                                INCOME
                                             VCT PORTFOLIO
                                                 2002
-----------------------------------------------------------
DISTRIBUTIONS PAID FROM:
Ordinary Income                              $   4,201,019
Long- Term capital gain                                  -
                                             -------------
                                             $   4,201,019
Return of Capital                                        -
                                             -------------
  Total distributions                        $   4,201,019
                                             -------------
DISTRIBUTABLE EARNINGS
  (ACCUMULATED LOSSES):
Undistributed ordinary income                $           -
Undistributed long-term gain                             -
Unrealized appreciation/(depreciation)           2,344,156
                                             -------------
  Total                                      $   2,344,156
                                             -------------

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales, returns of capital on REITs, and the recognition of unrealized gains or losses on certain futures contracts.

F. PORTFOLIO SHARES

   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $30,371 in commissions on the sale of portfolio shares for the six months ended June 30, 2003. Dividends and distributions to shareowners are recorded on the ex-dividend date.

G. SECURITIES LENDING

   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolios' custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive interest or dividends on the securities loaned, and gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for account of the portfolio. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of loaned securities and cash collateral at period end are disclosed on the balance sheet. The Trust invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Trust's custodian.

H. REPURCHASE AGREEMENTS

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. MANAGEMENT AGREEMENT

PIM manages the Portfolio, and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the following annual rate of 0.65% of the Portfolios' average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2003, $106,200 was payable to PIM related to management fees, administrative fees and certain other services.

3. TRANSFER AGENT

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $258 in transfer agent fees payable to PIMSS at June 30, 2003.

4. DISTRIBUTION PLANS

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $8,506 payable to PFD at June 30, 2003.

5. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At June 30, 2003, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

                                              GROSS        GROSS        NET APPRECIATION/
                            TAX COST      APPRECIATION  DEPRECIATION     (DEPRECIATION)
-----------------------------------------------------------------------------------------
Equity Income Portfolio   $ 167,612,508   $ 24,201,527  $ (9,579,404)    $   14,622,123

6. PORTFOLIO TRANSACTIONS

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2003, were $20,956,502 and $12,849,080, respectively.

7. CAPITAL SHARES

At June 30, 2003, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                 '03 SHARES     '03 AMOUNT     '02 SHARES     '02 AMOUNT
-----------------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO
CLASS I:
Shares sold                         791,250    $ 11,969,323     1,395,275    $ 23,429,706
Reinvestment of distributions       101,678       1,538,774       223,712       3,650,009
Shares repurchased               (1,049,892)    (15,570,237)   (1,716,186)    (27,000,779)
                                 --------------------------------------------------------
  Net increase (decrease)          (156,964)   $ (2,062,140)      (97,199)   $     78,936
                                 ========================================================
CLASS II:
Shares sold                         792,849    $ 12,031,340     1,549,025    $ 25,921,954
Reinvestment of distributions        23,075         351,917        34,034         551,010
Shares repurchased                 (150,369)     (2,244,244)     (769,373)    (12,496,704)
                                 --------------------------------------------------------
  Net increase                      665,555    $ 10,139,013       813,686    $ 13,976,260
                                 ========================================================

                            THIS PAGE FOR YOUR NOTES.

                            THIS PAGE FOR YOUR NOTES.

                            THIS PAGE FOR YOUR NOTES.

[PIONEER INVESTMENTS(R) LOGO]

PIONEER VARIABLE CONTRACTS TRUST

OFFICERS
JOHN F. COGAN, JR., PRESIDENT
OSBERT M. HOOD, EXECUTIVE VICE PRESIDENT*
VINCENT NAVE, TREASURER
JOSEPH P. BARRI, SECRETARY

TRUSTEES
JOHN F. COGAN, JR., CHAIRMAN
MARY K. BUSH
RICHARD H. EGDAHL, M.D.
MARGARET B.W. GRAHAM
OSBERT M. HOOD*
STEPHEN K. WEST
JOHN WINTHROP

INVESTMENT ADVISER
PIONEER INVESTMENT MANAGEMENT, INC.

CUSTODIAN
BROWN BROTHERS HARRIMAN & CO.

PRINCIPAL UNDERWRITER
PIONEER FUNDS DISTRIBUTOR, INC.

LEGAL COUNSEL
HALE AND DORR LLP

SHAREOWNER SERVICES AND TRANSFER AGENT
PIONEER INVESTMENT MANAGEMENT SHAREHOLDER SERVICES, INC.

*MR. HOOD WAS ELECTED TRUSTEE AND EXECUTIVE VICE PRESIDENT ON JUNE 3, 2003. DANIEL T. GERACI RESIGNED AS TRUSTEE AND EXECUTIVE VICE PRESIDENT OF THE FUND ON APRIL 30, 2003.

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS, WHICH INCLUDES MORE INFORMATION ABOUT CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


                                                                   13921-00-0803

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable for semiannual reports; to be answered on annual submissions after December 15, 2003.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.

ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no significant changes in the registrants internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Income VCT Portfolio Class II Shares


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 25, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 25, 2003


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 25, 2003

* Print the name and title of each signing officer under his or her signature.